Other Balance Sheet Accounts - Held for sale current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 1,385,265	$ 919,227	$ 1,479,969	$ 1,268,441
Property and equipment, net	98,554	66,221
Non-current assets held for sale
Disclosure of financial assets [line items]
Cash and cash equivalents	2,701	9,317
Property and equipment, net	$ 57,482	$ 34,092